Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2024
Assets Held For Sale [Abstract]
Summary of Assets Held for Sale Measured at Fair Value

At December 31, 2024, and December 31, 2023, assets held for sale were measured at their fair value less costs to sell and comprised of the following:

As at	December 31, 2024	December 31, 2023
Olds facility	18,800	—
Stellarton facility	—	6,375
Extraction equipment	251	—
	19,051	6,375